                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM 13F

                                               ---------------------------------
                                                         OMB APPROVAL
                                               ---------------------------------
                                               OMB Number:             3235-0006
                                               Expires:        February 28, 1997
                                               Estimated average burden hours
                                               per response. . . . . .     24.60
                                               ---------------------------------

                                               ---------------------------------
                                                         SEC USE ONLY
                                               ---------------------------------

                                               ---------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended: JUNE 30, 2002.

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               (Please read instructions before preparing form.)
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If amended report check here : [ ]

GEOCAPITAL, LLC
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Name of Institutional Investment Manager

825 THIRD AVENUE - 32ND FLOOR           NEW YORK        NY            10022-7519
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Business Address         (Street)        (City)       (State)              (Zip)

IRWIN LIEBER                    (212) 486-4855         CHAIRMAN & CIO
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                          FEDERAL CRIMINAL VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

      The institutional investment manager submitting this form and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of AUGUST, 2002.


                                                    IRWIN LIEBER
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name                                13F File No.:
----                                -------------
1.  IRWIN LIEBER                    28-4421
2.  BARRY FINGERHUT                 28-4421
3.  AFFILIATED MANAGERS GROUP       28-4421
4.
5.
6.
7.
8.
9.
10.

                                                                 SEC 1685 (5/91)

                                    FORM 13F

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                                                         SEC USE ONLY


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Page 2 of 2        Name of Reporting Manager GEOCAPITAL, LLC


    ITEM 1:         ITEM 2:     ITEM 3:  ITEM 4:   ITEM 5:            ITEM 6:            ITEM 7:              ITEM 8:
                                                               INVESTMENT DISCRETION                 VOTING AUTHORITY (SHARES)
                                                             --------------------------            ------------------------------
                                          FAIR    SHARES OF        (b) SHARED-    (c)    MANAGERS
                                 CUSIP   MARKET   PRINCIPAL  (a)   AS DEFINED   SHARED-    SEE
NAME OF ISSUER  TITLE OF CLASS   NUMBER   VALUE     AMOUNT   SOLE  IN INSTR. V   OTHER   INSTR. V  (a) SOLE  (b) SHARED  (c) NONE
---------------------------------------------------------------------------------------------------------------------------------
SEE ATTACHED
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COLUMN TOTALS
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

                                                                 SEC 1685 (5/91)

                                               ---------------------------------
                                                         OMB APPROVAL
                                               ---------------------------------
                                               OMB Number:             3235-0006
                                               Expires:           April 30, 2000
                                               Estimated average burden hours
                                               per response. . . . . .      24.6
                                               ---------------------------------


                      PAPERWORK REDUCTION ACT INFORMATION


     Potential persons who are to respond to the collection of information contained in this form are not required to respond to the collection of information unless the form displays a currently valid OMB control number.

     Section 13(f) of the Exchange Act requires the Commission to adopt rules creating a reporting and disclosure system to collect specific information and to disseminate such information to the public. Pursuant to this statutory mandate, the Commission adopted rule 13f-1 under the Exchange Act (17 CFR 240.13f-1), which requires institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000 to file quarterly reports with the Commission on Form 13F with respect to the value of those securities over which they have investment discretion.

     The purpose of Form 13F is to provide a reporting and disclosure system to collect specific information and to disseminate such information to the public about the holdings of institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000.

     It is estimated that each filer spends an average of 24.6 hours preparing each quarterly report.

     Any member of the public may direct to the Commission any comments concerning the accuracy of this burden estimate and any suggestions for reducing this burden.

     Responses to the collection of information are mandatory. See section 13(f) of the Exchange Act [15 U.S.C. 78m(f)] and rule 13f-1 [17 CFR 240.13f-1] thereunder.

     Section 13(f)(3) of the Exchange Act [15 U.S.C. 78m(f)(3)] authorizes the Commission, as it determines necessary or appropriate in the public interest or for the protection of investors, to delay or prevent public disclosure of any information filed under Section 13(f) upon request. It also prohibits the Commission from disclosing to the public information identifying securities held by the account of a natural person or any estate or trust (other than a business trust or investment company).

     This collection of information has been reviewed by OMB in accordance with the clearance requirements of 44 U.S.C. Section 3507.

GEOCAPITAL, LLC
FORM 13F SUMMARY PAGE
AS OF DATE 6/30/02


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                                          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                                    63

FORM 13F INFORMATION TABLE VALUE TOTAL:                          $929,281,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

DISCRETIONARY OWNERSHIP FOR 13F
AS OF JUNE 30, 2002

                                                      FAIR         SHARES     INVESTMENT       VOTING AUTHORITY
NAME OF                          TITLE OF             MARKET       PRINCIPAL  DISCRETION  ---------------------
ISSUER                           CLASS       CUSIP    VALUE        AMOUNT     SHARED      SOLE  SHARED     NONE
------                           -----       -----    -----        ------     ------      ----  ------     ----
APOLLO GROUP INC CL A            COMMON     37604105   34,259,390    869,086  X              0    869,086     0
APPLERA CORP-CELERA G            COMMON     38020202   10,423,764    868,647  X              0    868,647     0
BEA SYS INC                      COMMON     73325102   11,929,296  1,254,395  X              0  1,254,395     0
BJ SVCS CO                       COMMON     55482103   18,652,803    550,555  X              0    550,555     0
BROADVISION INC                  COMMON    111412102    1,259,735  4,063,660  X              0  4,063,660     0
CAL DIVE INTL INC                COMMON    127914109   27,546,200  1,252,100  X              0  1,252,100     0
CAREMARK RX INC                  COMMON    141705103   14,153,205    857,770  X              0    857,770     0
CONSOL ENERGY INC                COMMON    20854P109   11,344,950    533,880  X              0    533,880     0
COVANSYS CORP                    COMMON    22281W103   11,200,323  1,992,940  X              0  1,992,940     0
CUNO INC                         COMMON    126583103   14,439,438    399,100  X              0    399,100     0
CYPRESS SEMICONDUCTOR            COMMON    232806109   12,233,486    805,895  X              0    805,895     0
DEVRY INC                        COMMON    251893103   30,965,787  1,355,770  X              0  1,355,770     0
DIAMONDCLUSTER INTL              COMMON    25278P106    8,836,048  1,477,600  X              0  1,477,600     0
DIGITALTHINK INC                 COMMON    25388M100       14,315     10,225  X              0     10,225     0
DORAL FINL CORP                  COMMON    25811P100   28,076,315    840,860  X              0    840,860     0
DOUBLECLICK INC                  COMMON    258609304   21,359,950  2,946,200  X              0  2,946,200     0
EDISON SCHS INC CL A             COMMON    281033100    2,360,814  2,337,440  X              0  2,337,440     0
EVERGREEN RES INC                COMMON    299900308   42,228,425    993,610  X              0    993,610     0
FELCOR LODGING TR INC            COMMON    31430F101   15,588,325    849,500  X              0    849,500     0
FRONTLINE CAPITAL GRO            COMMON    35921N994            0     18,920  X              0     18,920     0
HEARTLAND EXPRESS INC            COMMON    422347104   28,844,217  1,205,358  X              0  1,205,358     0
HORIZON OFFSHORE INC             COMMON    44043J105   13,398,120  1,587,455  X              0  1,587,455     0
HOST MARRIOTT CORP NE            COMMON    44107P104   16,247,776  1,437,856  X              0  1,437,856     0
INFORMATION HOLDINGS,            COMMON    456727106   26,866,474  1,101,085  X              0  1,101,085     0
INTEGRATED CIRCUIT SY            COMMON    45811K208   17,315,953    857,650  X              0    857,650     0
INTERNET SEC SYS INC             COMMON    46060X107    7,250,178    552,605  X              0    552,605     0
INTERWOVEN INC                   COMMON    46114T102    4,217,845  1,382,900  X              0  1,382,900     0
IXIA                             COMMON    45071R109    3,895,326    669,300  X              0    669,300     0
KIRBY CORP                       COMMON    497266106   21,673,091    886,425  X              0    886,425     0
LEGATO SYS INC                   COMMON    524651106    6,675,246  1,854,235  X              0  1,854,235     0
LEGG MASON INC                   COMMON    524901105   30,763,490    623,500  X              0    623,500     0
MACROMEDIA INC                   COMMON    556100105   13,605,649  1,533,895  X              0  1,533,895     0

DISCRETIONARY OWNERSHIP FOR 13F
AS OF JUNE 30, 2002

                                                      FAIR         SHARES     INVESTMENT       VOTING AUTHORITY
NAME OF                          TITLE OF             MARKET       PRINCIPAL  DISCRETION  ---------------------
ISSUER                           CLASS       CUSIP    VALUE        AMOUNT     SHARED      SOLE  SHARED     NONE
------                           -----       -----    -----        ------     ------      ----  ------     ----
MANUGISTICS GROUP INC            COMMON    565011103    8,570,650  1,402,725  X              0  1,402,725     0
MAXTOR CORP                      COMMON    577729205    7,755,642  1,715,850  X              0  1,715,850     0
MERCURY INTERACTIVE              COMMON    589405109    8,814,344    383,900  X              0    383,900     0
MILLER HERMAN INC                COMMON    600544100   29,089,900  1,433,000  X              0  1,433,000     0
MILLIPORE CORP                   COMMON    601073109    5,401,422    168,900  X              0    168,900     0
NATIONAL INSTRUMENTS             COMMON    636518102   22,041,655    676,955  X              0    676,955     0
NETRO CORP                       COMMON    64114R109       22,800     10,000  X              0     10,000     0
OMNICELL INC COM                 COMMON    68213N109      371,868     53,200  X              0     53,200     0
PARAMETRIC TECHNOLOGY            COMMON    699173100    3,544,922  1,033,505  X              0  1,033,505     0
PEOPLESOFT                       COMMON    712713106    7,306,080    491,000  X              0    491,000     0
PRINCETON REVIEW INC             COMMON    742352107    6,102,778    667,700  X              0    667,700     0
PROBUSINESS SERVICES             COMMON    742674104   13,379,340    918,280  X              0    918,280     0
QUEST PRODS CORP                 COMMON    747955102       69,350  3,556,434  X              0  3,556,434     0
QUEST SOFTWARE                   COMMON    74834T103    8,146,680    560,680  X              0    560,680     0
S1 CORP                          COMMON    78463B101   28,910,419  3,912,100  X              0  3,912,100     0
SABA SOFTWARE INC                COMMON    784932105    6,831,603  2,679,060  X              0  2,679,060     0
SCHEIN HENRY INC                 COMMON    806407102   20,509,160    460,880  X              0    460,880     0
SEACOR SMIT INC.                 COMMON    811904101   32,787,507    692,450  X              0    692,450     0
SILICON VY BANCSHARES            COMMON    827064106   34,256,270  1,299,555  X              0  1,299,555     0
SOTHEBY HLDGS INC CL             COMMON    835898107   22,417,672  1,573,170  X              0  1,573,170     0
STEIN MART INC                   COMMON    858375108   11,746,552    989,600  X              0    989,600     0
SYCAMORE NETWORKS INC            COMMON    871206108    9,174,390  2,376,785  X              0  2,376,785     0
TECHNOLOGY SOLUTION C            COMMON    87872T108      580,407    453,443  X              0    453,443     0
TESSCO TECHNOLOGIES              COMMON    872386107    2,625,420    267,900  X              0    267,900     0
TETRA TECHNOLOGIES IN            COMMON    88162F105    8,989,830    338,600  X              0    338,600     0
UNIVERSITY OF PHOENIX            COMMON     37604204   27,771,594    937,596  X              0    937,596     0
US CONCRETE INC.                 COMMON    90333L102    7,698,660  1,171,790  X              0  1,171,790     0
VERITAS DGC INC                  COMMON    92343P107   20,506,752  1,627,520  X              0  1,627,520     0
WILEY JOHN & SONS INC            COMMON    968223206   37,056,054  1,545,290  X              0  1,545,290     0
WR BERKLEY CORP                  COMMON     84423102   23,611,500    643,950  X              0    643,950     0
XM SATELLITE RADIO IN            COMMON    983759101    5,517,612    761,050  X              0    761,050     0
TOTAL                                                 929,234,770